SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$ 333,709	$ 300,846	$ 257,947
Less: valuation allowance	(321,037)	(299,511)	(255,179)
Deferred tax assets	$ 12,672	$ 1,335	$ 2,768